Subsequent Events (Details) - Forecast [Member] - USD ($)	Sep. 30, 2024	Sep. 23, 2024
Subsequent Events [Line Items]
Aggregate principal amount		$ 8,000,000
Number of warrant to purchase ordinary shares (in Shares)	79,599
Exercise price (in Dollars per share)	$ 4.47
net proceeds	$ 675,000	$ 675,000
Net of original issue discount percentage	10.00%	10.00%
Warrant [Member]
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares (in Shares)		74,451
Exercise price (in Dollars per share)		$ 4.71
Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares (in Shares)		191,522
Exercise price (in Dollars per share)		$ 0.0001
Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 2,500,000